Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reduction to current tax expense	$ 35,400,000		$ 67,300,000
Valuation Allowance Recorded	339,800,000	143,500,000
Income Tax Reconciliation Tax Settlements [Abstract]
Settlement of U.S. Federal and state tax examinations	28,900,000	20,200,000	60,600,000
Deferred Tax Assets Net Current Classification [Abstract]
Current net deferred tax assets included in net deferred tax liabilities	37,800,000	52,000,000
Foreign deferred tax liabilities	13,600,000	19,800,000
Foreign net operating loss carryforwards	153,000,000
Net deferred tax liabilities	(1,526,095,000)	(1,485,853,000)
Deferred Tax Assets Operating Loss Carryforwards Components [Abstract]
Net operating loss carryforwards (tax effected)	1,300,000,000
Deferred tax assets related to stock-based compensation expense included in net deferred tax liabilities	28,900,000
Foreign income before taxes	97,200,000	48,300,000	84,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued [Abstract]
Interest and penalties accrued related to unrecognized tax benefits	40,800,000	49,400,000
Total unrecognized tax benefits and accrued interest and penalties	147,700,000	178,800,000
Portion of unrecognized tax benefits, interest and penalties recorded in "Other long-term liabilities"	110,400,000	131,000,000
Noncurrent portion of unrecognized tax benefits netted against deferred tax assets	35,000,000	36,100,000
Unrecognized tax benefits that would impact effective tax rate	68,800,000	100,100,000
Portion of unrecognized tax benefits included in "Accrued Expenses"	2,300,000	11,600,000
Effective tax rate	(8.00%)	17.00%	43.00%
Federal and State Net Operating Losses [Member]
Valuation Allowance [Abstract]
Valuation Allowance	487,100,000
Foreign Net Operating Loss Carryforwards [Member]
Valuation Allowance [Abstract]
Valuation Allowance	146,400,000
Other Foreign Deferred Tax Assets [Member]
Valuation Allowance [Abstract]
Valuation Allowance	$ 22,100,000